Related Party Transactions - Additional Information (Details) - USD ($)	4 Months Ended	6 Months Ended
	Apr. 15, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Operating expenses		$ 144,220,000	$ 138,736,000
The Cool Pool | Voyage, charter hire and commission expenses
Related Party Transaction [Line Items]
Operating expenses	$ 2,900,000		3,200,000
Golar LNG Partners
Related Party Transaction [Line Items]
Distributions from related party	500,000		9,700,000
Golar LNG Partners | Disposal costs indemnification
Related Party Transaction [Line Items]
Related party costs	0		300,000
Dividends payable		$ 0	5,800,000
Golar LNG Partners | Hilli
Related Party Transaction [Line Items]
Payment of dividends	$ 7,800,000		$ 9,900,000
Hygo Energy Transition Ltd | Debt guarantee compensation
Related Party Transaction [Line Items]
Guarantor obligations, current carrying value				$ 422,300,000